Note 13 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	€ 73,703	€ 73,379
Loans and advances to central banks	12,089	10,869
Loans and advances to central banks at amortised cost	32,411	24,244
Loans and advances to customers at amortised cost	509,424	460,401
Financial assets at amortised cost	627,627	568,893
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	29,926	25,905
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	28,992	23,522
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	243,512	217,390
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	206,994	193,583
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	15,444	14,346
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	13,141	12,329
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 47	€ 49